Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted	[1]	$ 3.83	$ 3.95	$ 5.40
Diluted	[1]	8,635,241	6,812,387	6,538,118

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one-for-tenth ordinary shares effective on November 24, 2023 (Note 1).